Schedule I - Parent Company Financial Information	12 Months Ended
Dec. 31, 2021
Parent Company [Member]
Schedule I – Parent Company Financial Information
SCHEDULE I – PARENT ONLY FINANCIAL INFORMATION
The following presents condensed parent company only financial information of KORE Group Holdings, Inc.
Condensed Balance Sheet (in thousands USD)

	December 31, 2021	December 31, 2020
Assets
Non-current assets
Investment in subsidiaries	$261,012	$300,055

Total non-current assets	261,012	300,055

Total assets	$261,012	$300,055

Liabilities, temporary equity and stockholders’ equity
Long-term liabilities
Warrant liability	$286	$15,944

Total liabilities	286	15,944

Temporary equity
Series A Preferred Stock; par value $1,000 per share; none authorized, issued and outstanding at December 31, 2021; 7,765,229 shares authorized, and 7,756,158 shares issued and outstanding at December 31, 2020	—	77,562

Series A-1 Preferred Stock; par value $1,000 per share; none authorized, issued and outstanding at December 31, 2021; 10,480,538 shares authorized, 7,862,107 shares issued and outstanding at December 31, 2020	—	78,621

Series B Preferred Stock; par value $1,000 per share; none authorized, issued and outstanding at December 31, 2021; 9,090,975 shares authorized, 9,090,975 shares issued and outstanding at December 31, 2020	—	90,910

Series C Convertible Preferred Stock; par value $1,000 per share; none authorized, issued and outstanding at December 31, 2021; 6,872,894 shares authorized, 2,566,186 shares issued and outstanding at December 31, 2020	—	16,802

Total temporary equity	—	263,895

Stockholders’ equity
Common stock, voting; par value $0.0001 per share; 315,000,000 shares authorized, 72,027,743 shares issued and outstanding at December 31, 2021; 55,659,643 shares authorized, 30,281,520 shares issued and outstanding at December 31, 2020	7	3
Additional paid-in capital	401,688	135,616
Accumulated other comprehensive loss	(3,331)	(1,677)
Accumulated deficit	(137,638)	(113,726)

Total stockholders’ equity	260,726	20,216

Total liabilities, temporary equity and stockholders’ equity	$261,012	$300,055

Condensed Statements of Loss and Comprehensive Loss (in thousands USD)

For the years ended	December 31, 2021	December 31, 2020	December 31, 2019

Equity in net loss of unconsolidated subsidiaries	$(29,177)	$(27,716)	$(23,678)
Change in fair value of warrant liability	(5,267)	7,485	(235)

Loss before income taxes	(23,910)	(35,201)	(23,443)

Net loss	$(23,910)	$(35,201)	$(23,443)

Other comprehensive loss:
Foreign currency translation adjustment	(1,654)	2,116	517

Comprehensive loss	$(25,564)	$(33,085)	$(22,926)

Condensed Statements of Cash Flows (in thousands USD)

For the years ended	December 31, 2021	December 31, 2020	December 31, 2019

Cash flows from operating activities
Net loss	$(23,910)	$(35,201)	$(23,443)
Adjustments to reconcile net loss to net cash provided by operating activities		—	—
Equity in net loss of unconsolidated subsidiaries	29,177	27,716	23,678
Change in fair value of warrant liability	(5,267)	7,485	(235)

Cash provided by operating activities	$—	$—	$—

Cash flows from investing activities
Distribution from subsidiary	5,947	200	80

Cash provided by investing activities	$5,947	$200	$80
Cash flows from financing activities
Repurchase of common stock	—	(200)	(80)
Issuance of common stock, net of transaction costs	223,968	—	—
Settlement of preferred stock	(229,915)	—	—

Cash used in financing activities	$(5,947)	$(200)	$(80)
Effect of exchange rate change on cash and cash equivalents	—	—	—

Change in cash and cash equivalents and restricted cash	—	—	—
Cash and cash equivalents and restricted cash, beginning of year	—	—	—

Cash and cash equivalents and restricted cash, end of year	$—	$—	$—

Non-cash investing and financing activities:
Equity issued for acquisition of Integron, LLC	$—	$—	$7,000

Share-based payment awards issued to employees of subsidiaries	$1,839	$1,161	$1,682

(i)	Basis of presentation and business combination
On March 12, 2021, Maple Holdings Inc. (“Maple” or “pre-combination KORE”) entered into a definitive merger agreement (the “Business Combination”) with Cerberus Telecom Acquisition Corp. (NYSE: CTAC) (“CTAC”). On September 29, 2021, CTAC held a special meeting, at which CTAC’s shareholders voted to approve the proposals outlined in the proxy statement filed by CTAC with the Securities Exchange Commission (the “SEC”) on August 13, 2021, including, among other things, the adoption of the Business Combination and approval of the other transactions contemplated by the merger agreement. On September 30, 2021 (the “Closing Date”), as contemplated by the merger agreement,
(i) CTAC merged with and into King LLC Merger Sub, LLC (“LLC Merger Sub”) (the “Pubco Merger”), with LLC Merger Sub being the surviving entity of the Pubco Merger and King Pubco, Inc. (“Pubco”) as parent of the surviving entity, (ii) immediately prior to the First Merger (as defined below), Cerberus Telecom Acquisition Holdings, LLC (the “Sponsor”) contributed 100% of its equity interests in King Corp Merger Sub, Inc. (“Corp Merger Sub”) to Pubco (the “Corp Merger Sub Contribution”), as a result of which Corp Merger Sub became a wholly owned subsidiary of Pubco, (iii) following the Corp Merger Sub Contribution, Corp Merger Sub merged with and Maple into (the “First Merger”), with Maple being the surviving corporation of the First Merger, and (iv) immediately following the First Merger and as part of the same overall transaction as the First Merger, Maple merged with and into LLC Merger Sub (the “Second Merger” and, together with the First Merger, being collectively referred to as the “Mergers” and, together with the other transactions contemplated by the merger agreement, the “Transactions” and the closing of the Transactions, the Business Combination), with LLC Merger Sub being the surviving entity of the Second Merger and Pubco being the sole member of LLC Merger Sub. In connection with the Business Combination, Pubco changed its name to “KORE Group Holdings, Inc.” (the “Company”). The combined Company remained listed on the NYSE under the new ticker symbol “KORE.”
The Business Combination is accounted for as a reverse recapitalization as pre-combination KORE was determined to be the accounting acquirer and CTAC was treated as the “acquired” company for accounting purposes under FASB’s ASC Topic 805, Business Combination (“ASC 805”). Pre-combination KORE was determined to be the accounting acquirer based on the evaluation of the following facts and circumstances:

•	the equity holders of pre-combination KORE hold the majority (54%) of voting rights in the Company;

•	the senior management of pre-combination KORE became the senior management of the Company;

•	in comparison with CTAC, pre-combination KORE has significantly more revenues and total assets and a larger net loss; and

•	the operations of pre-combination KORE comprise the ongoing operations of the Company, and the Company assumed pre-Combination KORE’s headquarters.
Accordingly, for accounting purposes, the financial statements of the Company represent a continuation of the financial statements of pre-combination
KORE with the acquisition being treated as the equivalent of pre-combination
KORE issuing stock for the net assets of CTAC, accompanied by a recapitalization. The net assets of CTAC were stated at historical cost, with no goodwill or other intangible assets recorded.
Pre-combination
KORE was deemed to be the predecessor and the consolidated assets and liabilities and results of operations prior to September 30, 2021 are those of pre-combination
KORE.
In the condensed parent-company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since the subsidiaries were originally acquired. The Company’s share of net loss of its subsidiaries is included in the condensed statements of loss and comprehensive loss using the equity method of accounting. These condensed parent-company-only financial statements should be read in connection with the consolidated financial statements and notes thereto of KORE Group Holdings, Inc. and subsidiaries.
As of December 31, 2021, the Company has no purchase commitment, capital commitment and operating lease commitments. The Company is the guarantor of indebtedness for certain of its subsidiaries.
(ii)	Restricted Net Assets
Schedule

I of Rule 5
-04
of Regulation S-X requires the condensed financial information of a registrant to be filed when the restricted net assets of the registrant’s subsidiaries exceed 25 percent of the registrant’s consolidated net assets as of the end of the most recently completed fiscal year. For purposes of this test, restricted net assets of the consolidated subsidiaries means the amount of the registrant’s proportionate share of net assets of the consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (e.g., lender, regulatory agency, foreign government).
The condensed parent company financial statements have been prepared in accordance with Rule 12
-04
, Schedule I of Regulation
S-
X as the restricted net assets of the Company’s subsidiaries exceed 25% of the Company’s consolidated net assets. The Company is a holding company that conducts substantially all its business operations through its subsidiaries. The Company’s ability to pay dividends on the Company’s preferred and common stock is limited by restrictions on the ability of the Company and its subsidiaries to pay dividends or make distributions under the terms of agreements governing the indebtedness of the Company’s subsidiaries. Subject to the full terms and conditions under the agreements governing its indebtedness, the Company and its subsidiaries may be permitted to make dividends and distributions under such agreements if there is no event of default and certain
pro-forma
financial ratios (as defined by such agreements) are met.